Lease - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Right-of-use assets	$ 3,520,386	$ 300,664
Lease liabilities, current	9,765	87,648
Lease liabilities, non-current	5,833	278,282
Total lease liabilities	$ 15,598	$ 365,930